INVESTMENT IN ASSOCIATES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021	May 14, 2021 USD ($)
New Pacific Metals Corp ("NUAG") [Member]
INVESTMENT IN ASSOCIATES (Details) [Line Items]
Shares purchased		44,042,216	43,917,216
Shares purchased, value (in Dollars)		$ 0.2
Additional shares purchased (in Shares) | shares		48,500
Investment percentage		100.00%
Proportion of ownership interest held		28.20%	28.60%
New Pacific Metals Corp ("NUAG") [Member] | Common Stock [Member]
INVESTMENT IN ASSOCIATES (Details) [Line Items]
Shares purchased		125,000
Shares purchased, value (in Dollars)		$ 0.4
WHG owns in Skukum Gold Project [Member]
INVESTMENT IN ASSOCIATES (Details) [Line Items]
Investment percentage	100.00%	100.00%
Whitehorse Gold Corp WHG [Member]
INVESTMENT IN ASSOCIATES (Details) [Line Items]
Shares purchased		15,514,285	11,514,285	4,000,000
Shares purchased, value (in Dollars)				$ 5.0
Proportion of ownership interest held		29.30%	27.00%
Warrant exercise price (in Dollars per share) | $ / shares		$ 2
Warrant expiration date		May 14, 2026